Other Income, Nets (Tables)	6 Months Ended
May 31, 2025
Other Income, Nets [Abstract]
Schedule of Other Income
	For the Six Months Ended May 31,
	2024 (Unaudited)	2025 (Unaudited)
	HK$	HK$	US$
Bank interest income	570,389	794,879	101,376
Sundry income	89,036	158,694	20,239
Total	659,425	953,573	121,615